Loans - Schedule of Fixed and Floating Interest Rate Distribution of the Loan Portfolio (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Loans	$ 8,375,172	$ 7,195,567
Carrying amount - principal
Disclosure of detailed information about financial instruments [line items]
Loans	8,461,987	7,279,930
At fixed interest rates
Disclosure of detailed information about financial instruments [line items]
Loans	4,932,569	3,875,937
At floating interest rates
Disclosure of detailed information about financial instruments [line items]
Loans	$ 3,529,418	$ 3,403,993